Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of cash and cash equivalents
Cash at bank	$ 69,960	$ 58,980	$ 69,960	$ 58,980	$ 37,221
Deposits at call	425	559	425	559	542
Cash and cash equivalents	70,385	59,539	70,385	59,539	$ 37,763	$ 45,761
Loss for the period	$ (24,970)	$ (21,137)	(69,073)	(14,456)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			1,629	2,064
Foreign exchange gains			(175)	(497)
Finance costs			5,214	181
Remeasurement of borrowing arrangements			376
Remeasurement of contingent consideration			3,352	(7,880)
Payment for services rendered in shares			620
Equity settled share-based payment			3,217	5,289
Deferred tax benefit			(5,778)	(29,641)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables			5,543	(6,690)
(Increase)/decrease in prepayments			1,682	84
Decrease/(increase) in tax assets			1,728	(1,423)
Increase/(decrease) in trade creditors and accruals			1,130	(1,547)
Increase/(decrease) in provisions			1,831	(308)
Increase/(decrease) in deferred consideration			10,000
Net cash (outflows) in operating activities			$ (38,704)	$ (54,824)